Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in unrealized fair value of cash flow hedges
Accumulated balance at beginning	$ 32	$ (11)	$ (51)
Amount arising	(29)	48	41
Net	(27)	43	40
Income taxes	2	(5)	(1)
Accumulated balance at ending	5	32	(11)
Cumulative foreign currency translation adjustment
Accumulated balance at beginning	(44)	45	140
Amount arising	26	(89)	(95)
Net	26	(89)	(95)
Income taxes	0	0	0
Accumulated balance at ending	(18)	(44)	45
Employee defined benefit plan re- measurements
Net	1	3	0
Total	0	(43)	(55)
Accumulated other comprehensive income (loss)
Employee defined benefit plan re- measurements
Accumulated balance at beginning, accumulated other comprehensive income	(12)	34	89
Amount arising, accumulated other comprehensive income	(3)	(41)	(54)
Income taxes, accumulated other comprehensive income	2	(5)	(1)
Total	(1)	(46)	(55)
Accumulated balance at ending, accumulated other comprehensive income	$ (13)	$ (12)	$ 34